Other Non-Current Assets (Detail) - USD ($) $ in Thousands		Sep. 30, 2016	Sep. 30, 2015
Other Assets Noncurrent [Line Items]
Long-term prepaid expenses	[1]	$ 1,779	$ 2,135
Rental deposits	[2]	349	240
Deposit of sole distributor agreement	[3]	1,350
Prepaid investment	[4]	450
Other Assets, Miscellaneous, Total		$ 3,928	$ 2,375

[1]	Long-term prepaid expenses represent golf club membership fees. The amortization of the long-term prepaid expenses was made within a ten-year amortizing period and was recorded as "general and administrative expenses" on the consolidated statements of operations.
[2]	Rental deposits represent office rental deposits for the Group's daily operations. These deposits are classified as non-current deposits since they will not be refunded within one year.
[3]	Deposit of sole distributor agreement represents a refundable deposit for a newly entered contract for the cooperation with a software developer, classified as non-current deposits since the contract is longer than one year.
[4]	Prepaid investment represents a deposit of an investment, classified as non-current deposit due to the underlying investment term.